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                                 SchwabFunds(R)
                             101 Montgomery Street
                            San Francisco, CA 94104

                                January 23, 1998

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   The Charles Schwab Family of Funds
      File Nos. 33-31894 and 811-5954
      --------------------------------
      Schwab New Jersey Municipal Money Fund
      Schwab Pennsylvania Municipal Money Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus, dated January 20, 1998, for Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund does not differ from that filed in the most recent Post-Effective Amendment No. 32, which was filed electronically. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Statement of Additional Information, dated January 20, 1998, for Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund does not differ from that filed in the most recent Post-Effective Amendment No. 32, which was filed electronically.


Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.